Prospectus Supplement dated Oct. 19, 2012*
Prospectus Form #
Product Name	National	New York
Evergreen New Solutions Select Variable Annuity	45308 M (4/12)
Evergreen PathwaysSM Select Variable Annuity	45309 M (4/12)
RiverSource Retirement Advisor Variable Annuity	S-6467 T (4/12)	S-6471 P (4/12)
RiverSource Retirement Advisor Advantage® Variable Annuity/RiverSource Retirement Advisor Select® Variable Annuity	S-6406 R (4/12)	S-6410 M(4/12)
RiverSource Retirement Advisor Advantage® Plus Variable Annuity/RiverSource Retirement Advisor Select® Plus Variable Annuity	S-6273 R (4/12)	S-6362 M (4/12)
RiverSource Retirement Advisor 4 Advantage® Variable Annuity/RiverSource Retirement Advisor 4 Select® Variable Annuity/RiverSource Retirement Advisor 4 Access® Variable Annuity	S-6503 K (4/12)	S-6504 K (4/12)
RiverSource® RAVA 5 Advantage® Variable Annuity/RiverSource RAVA 5 Select® Variable Annuity/RiverSource RAVA 5 Access® Variable Annuity	140463 D(4/12)	140464 D(4/12)
RiverSource® RAVA 5 Advantage® Variable Annuity/RiverSource RAVA 5 Select® Variable Annuity/RiverSource RAVA 5 Access® Variable Annuity	S-6515 A (4/12)	S-6517 A (4/12)
RiverSource® Retirement Group Annuity Contract I	S-6611 A (4/12)
RiverSource® Retirement Group Annuity Contract II	S-6612 A (4/12)
RiverSource® Endeavor Select Variable Annuity	273417 N (4/12)	273480 P (4/12)
RiverSource® AccessChoice Select Variable Annuity	273416 N (4/12)
RiverSource® Innovations Classic Select Variable Annuity	45312 M (4/12)
RiverSource® Innovations Select Variable Annuity	45304 N (4/12)	45313 T (4/12)
RiverSource® Signature Select Variable Annuity	45300N (4/12)
RiverSource® Signature One Select Variable Annuity	45301 N (4/12)
RiverSource® FlexChoice Select Variable Annuity	45307 N (4/12)	274320 H (4/12)
RiverSource® Builder Select Variable Annuity	45303 N (4/12)
Wells Fargo Advantage® Select Variable Annuity	45302 M (4/12)
Wells Fargo Advantage ChoiceSM Select Variable Annuity	45305 M (4/12)
RiverSource® Variable Universal Life IV/RiverSource® Variable Universal Life IV-Estate Series	S-6418 P (4/12)	S-6419 R (4/12)
RiverSource® Variable Universal Life Insurance	S-6194 AN (4/12)	S-6171 AP (4/12)
RiverSource® Variable Universal Life Insurance III	S-6189 AE (4/12)
RiverSource Succession Select® Variable Life Insurance	S-6202 R (4/12)	S-6203 P (4/12)
RiverSource® Variable Universal Life 5/RiverSource® Variable Universal Life 5-Estate Series	S-6542 A (9/12)

This supplement describes changes to certain investment options offered under certain variable life insurance policies and variable annuity contracts (the “Contracts”) listed above. Please retain this supplement with your prospectus for future reference.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

140463-11 A (10/12)

*Valid until next prospectus update.

I.	The following changes for Columbia Variable Portfolio — Global Inflation Protected Securities Fund (Class 2) and (Class 3) are effective on or about Oct. 19, 2012.

Columbia Variable Portfolio — Global Inflation Protected Securities Fund (Class 2) and (Class 3) will change its name to Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund (Class 2) and (Class 3) and the Fund will be subadvised by BlackRock Financial Management, Inc.

The following information will replace the current Fund description in the table in “The Funds” section of the prospectus:

Fund Name	Investment Objective and Policies	Investment Adviser
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund (Class 2) (previously Columbia Variable Portfolio — Global Inflation Protected Securities Fund (Class 2))	Non-diversified fund that seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund (Class 3) (previously Columbia Variable Portfolio — Global Inflation Protected Securities Fund (Class 3))	Non-diversified fund that seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.

II.	The following changes for Variable Portfolio — Partners Small Cap Growth Fund (Class 2), Variable Portfolio — Davis New York Venture Fund (Class 2) and (Class 3), and Variable Portfolio — Goldman Sachs Mid Cap Value Fund (Class 2) and (Class 3) are effective on or about Nov. 16, 2012.

Subadvisers for the Variable Portfolio — Partners Small Cap Growth Fund (Class 2) will be London Company of Virginia, doing business as The London Company (TLC), Palisade Capital Management, L.L.C. (Palisade) and Wells Capital Management Incorporated (WellsCap).

The following information will replace the current fund description in the table in “The Funds” section of the prospectus:

Fund Name	Investment Objective and Policies	Investment Adviser
Variable Portfolio — Partners Small Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; London Company of Virginia, doing business as The London Company, Palisade Capital Management, L.L.C. and Wells Capital Management Incorporated, subadvisers.

Variable Portfolio — Davis New York Venture Fund (Class 2) and (Class 3) will change its name to Variable Portfolio — Sit Dividend Growth Fund (Class 2) and (Class 3) and the Fund will be subadvised by Sit Investment Associates, Inc.

The following information will replace the current Fund description in the table in “The Funds” section of the prospectus:

Fund Name	Investment Objective and Policies	Investment Adviser
Variable Portfolio — Sit Dividend Growth Fund (Class 2) (previously Variable Portfolio — Davis New York Venture Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.
Variable Portfolio — Sit Dividend Growth Fund (Class 3) (previously Variable Portfolio — Davis New York Venture Fund (Class 3))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.

Variable Portfolio — Goldman Sachs Mid Cap Value Fund (Class 2) and (Class 3) will change its name to Variable Portfolio — Victory Established Value Fund (Class 2) and (Class 3) and the Fund will be subadvised by Victory Capital Management, Inc.

The following information will replace the current Fund description in the table in “The Funds” section of the prospectus:

Fund Name	Investment Objective and Policies	Investment Adviser
Variable Portfolio — Victory Established Value Fund (Class 2) (previously Variable Portfolio — Goldman Sachs Mid Cap Value Fund (Class 2))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.
Variable Portfolio — Victory Established Value Fund (Class 3) (previously Variable Portfolio — Goldman Sachs Mid Cap Value Fund (Class 3))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.

140463-11 A (10/12)